Accounts receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer trade receivables	$ 1,707	$ 2,513
Holdback receivable	9,326	10,737
Other receivables	2,485	887
Allowance for expected credit losses	(565)	(372)
Accounts receivable	13,194	18,738
Related Party
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties (note 13)	$ 241	$ 4,973